Derivative Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Maximum threshold period for registration statement to become effective after business combination	60 days
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares)	9,583,333	9,583,333	9,583,333
Threshold period for filling registration statement after business combination	20 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants outstanding (in Shares)		266,667	266,667
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price of warrant	$ 11.5	$ 11.5
Threshold issue price per share	$ 9.2	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price rate	115.00%	115.00%
Adjustment of redemption price of stock based on market value rate	100	100
Percentage of adjustment of redemption price of stock based on newly issued price		180.00%
Public Warrants expiration term	5 years
Threshold trading days determining volume weighted average price	20 days
Adjustment of redemption price of stock based on newly issued price rate	180
Stock price trigger for redemption of public warrants	10
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Public Warrants expiration term		5 years
Class A Ordinary Shares [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Threshold issue price per share	$ 9.2
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants		$ 10
Redemption price per public warrant		10
Redemption period	30
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption price per public warrant	$ 10	10
Redemption price per public warrant	0.1	0.1
Warrant redemption condition minimum share price scenario two	18	18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants		10
Fair market value per share	0.361	0.361
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Warrant [Member] | Minimum [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants	10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Private Placement Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants		10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Sponsor [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants	10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption price per public warrant	10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants	10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption price per public warrant		18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption price per public warrant	18	18
Redemption price per public warrant	$ 0.01	0.01
Threshold consecutive trading days for redemption of public warrants	30 years
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants	$ 18	18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Warrant [Member] | Maximum [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants	18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Stock price trigger for redemption of public warrants		18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption price per public warrant	$ 18
Initial Business Combination [Member] | Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Threshold issue price per share		$ 9.2